Earnings per share (Tables)	12 Months Ended
Dec. 31, 2018
Earnings Per Share [Abstract]
Earnings Per Share
The following table sets forth the computation of basic and diluted net loss per share for the following periods:

	2016	2017	2018
Numerator:
Net loss attributable to Bitauto Holdings Limited	(541,345)	(1,611,114)	(608,352)
(Loss)/Income allocation to participating securities of subsidiaries	-	(2,936)	28,336
Numerator for basic net loss per share	(541,345)	(1,614,050)	(580,016)
Dilutive effect of redeemable convertible preference shares and share options of subsidiaries	-	(11,036)	-
Numerator for diluted net loss per share	(541,345)	(1,625,086)	(580,016)
Denominator:
Weighted average number of shares - basic	65,160,205	70,154,910	71,305,353
Dilutive effect of potentially issuable ordinary shares	-	-	-
Weighted average number of shares - diluted	65,160,205	70,154,910	71,305,353

Net loss per ordinary share - basic	(8.31)	(23.01)	(8.13)
Net loss per ordinary share - diluted	(8.31)	(23.16)	(8.13)